Long Term Debt (Tables)	9 Months Ended
Sep. 30, 2026
Borrowing costs Abstract [Abstract]
Schedule of Term Loan Facilities and Unutilized Credit Facilities
The following table outlines the terms and carrying amounts of the Company’s debt:

Description	Currency	Nominal Interest Rate	Interest Payment Terms	Principal Payment Terms	Year of Maturity	September 30 2026	December 31 2025

2021 SGD EDB Loan	SGD	1.40%	Semi-Annual	Semi-Annual	2041	64	24
Various	EUR, USD	Various			2026-2032	35	62
Current total						$99	$86

2021 SGD EDB Loan	SGD	1.40%	Semi-Annual	Semi-Annual	2041	1,002	1,023
Various	EUR, USD	Various			2032	35	42
Non-current total						$1,037	$1,065
Total						$1,136	$1,151
The following table summarizes unutilized credit facilities available to the Company to maintain liquidity to fund operations:

	September 30, 2026	December 31, 2025

Committed Credit Facilities	$1,511	$1,011
Uncommitted Credit Facilities(1)	105	105
Total	$1,616	$1,116
(1) Credit facility made available to the Company, but the lender is not obligated to loan funds.